Needham Aggressive Growth Fund
Schedule of Investments
September 30, 2022 (Unaudited)
		Shares	Fair Value
Common Stocks (86.1%)
Aerospace & Defense (2.5%)
Parsons Corp. (a)		82,500	$3,234,000
Biotechnology (0.4%)
Avrobio, Inc. (a)		24,513	15,750
G1 Therapeutics, Inc. (a)		45,000	562,050
			577,800
Building Products (0.7%)
Alpha Pro Tech, Ltd. (a)		220,000	891,000
Jewett-Cameron Trading Co., Ltd. (Canada) (a)		7,500	39,750
			930,750
Chemicals (3.5%)
Aspen Aerogels, Inc. (a)		212,000	1,954,640
Mativ Holdings, Inc.		122,500	2,704,800
			4,659,440
Commercial Services & Supplies (2.8%)
ACV Auctions, Inc. - Class A (a)		100,000	719,000
Clean Harbors, Inc. (a)		27,500	3,024,450
			3,743,450
Communications Equipment (6.7%)
ADTRAN Holdings, Inc.		70,000	1,370,600
Cambium Networks Corp. (Cayman Islands) (a)		82,350	1,393,362
KVH Industries, Inc. (a)		658,750	6,073,675
			8,837,637
Construction & Engineering (0.4%)
Matrix Service Co. (a)		125,000	517,500
Construction Materials (3.0%)
Smith-Midland Corp. (a)		146,100	3,908,175
Distributors (0.4%)
Educational Development Corp.		225,000	542,250
Diversified Consumer Services (1.3%)
Bright Horizons Family Solutions, Inc. (a)		30,000	1,729,500
Electrical Equipment (7.7%)
Thermon Group Holdings, Inc. (a)		110,000	1,695,100
Vertiv Holdings Co.		220,000	2,138,400
Vicor Corp. (a)		105,875	6,261,447
			10,094,947
Electronic Equipment, Instruments & Components (4.2%)
Arlo Technologies, Inc. (a)		45,000	208,800
nLight, Inc. (a)		115,000	1,086,750
VIA Optronics AG (Germany) - ADR (a)		130,000	208,000
Vishay Precision Group, Inc. (a)		135,500	4,009,445
			5,512,995
Entertainment (0.1%)
World Wrestling Entertainment, Inc. - Class A		2,250	157,883
Health Care Equipment & Supplies (2.3%)
CryoPort, Inc. (a)		29,500	718,620
LeMaitre Vascular, Inc.		20,500	1,038,940
Omnicell, Inc. (a)		2,900	252,387
Precision Optics Corp, Inc. (a)		511,000	1,047,550
Sientra, Inc. (a)		20,000	12,800
ViewRay, Inc. (a)		4,300	15,652
			3,085,949
Health Care Providers & Services (2.2%)
Laboratory Corp. of America Holdings		12,000	2,457,720
Quest Diagnostics, Inc.		4,000	490,760
			2,948,480
Hotels, Restaurants & Leisure (1.0%)
Vacasa, Inc. - Class A (a)		420,850	1,292,009
Household Products (0.8%)
Oil-Dri Corp. of America		45,000	1,089,000
Insurance (1.2%)
Markel Corp. (a)		1,500	1,626,330
Interactive Media & Services (0.1%)
AcuityAds Holdings, Inc. (Canada) (a)		50,000	86,000
Internet & Direct Marketing Retail (0.4%)
ThredUp, Inc. - Class A (a)		285,000	524,400
IT Services (2.9%)
Akamai Technologies, Inc. (a)(b)		14,500	1,164,640
BigCommerce Holdings, Inc. (a)		7,500	111,000
Research Solutions, Inc. (a)		431,417	880,091
Unisys Corp. (a)		215,000	1,623,250
			3,778,981
Life Sciences Tools & Services (0.9%)
Bruker Corp.		22,500	1,193,850
Standard BioTools, Inc. (a)		50,000	55,000
			1,248,850
Machinery (0.2%)
Westinghouse Air Brake Technologies Corp.		3,000	244,050
Oil, Gas & Consumable Fuels (1.1%)
Adams Resources & Energy, Inc.		49,000	1,460,200
Professional Services (1.5%)
CRA International, Inc.		23,000	2,041,020
Real Estate Investment Trusts (REITs) (1.3%)
Equinix, Inc.		2,100	1,194,564
American Tower Corp.		2,250	483,075
			1,677,639
Semiconductors & Semiconductor Equipment (22.1%)
ASML Holding NV (Netherlands)		3,000	1,246,050
AXT, Inc. (a)		100,000	670,000
Entegris, Inc.		62,500	5,188,750
FormFactor, Inc. (a)		27,500	688,875
MKS Instruments, Inc.		22,000	1,818,080
Nova, Ltd. (Israel) (a)		60,000	5,118,000
PDF Solutions, Inc. (a)(b)		350,000	8,585,500
Photronics, Inc. (a)		225,000	3,289,500
Pivotal Systems Corp. (a)		1,082,494	63,010
SiTime Corp. (a)		5,000	393,650
SkyWater Technology, Inc. (a)		10,000	76,500
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan) - ADR		4,650	318,804
Teradyne, Inc.		5,000	375,750
Veeco Instruments, Inc. (a)		75,000	1,374,000
			29,206,469
Software (6.0%)
The Trade Desk, Inc. - Class A (a)		12,000	717,000
Altair Engineering, Inc. - Class A (a)		19,000	840,180
ChannelAdvisor Corp. (a)		45,000	1,019,700
Copperleaf Technologies, Inc. (Canada) (a)		50,000	227,314
ESI Group (France) (a)		35,000	2,435,415
GSE Systems, Inc. (a)(d)		1,500,000	1,350,000
Q2 Holdings, Inc. (a)		8,000	257,600
Telos Corp. (a)		115,000	1,022,350
			7,869,559
Specialty Retail (1.0%)
CarMax, Inc. (a)		20,500	1,353,410
Technology Hardware, Storage & Peripherals (6.2%)
Apple, Inc. (b)		29,500	4,076,900
Intevac, Inc. (a)		109,119	507,403
Super Micro Computer, Inc. (a)		65,000	3,579,550
			8,163,853
Textiles, Apparel & Luxury Goods (0.2%)
Allbirds, Inc. - Class A (a)		75,000	228,000
Trading Companies & Distributors (1.0%)
Transcat, Inc. (a)		17,500	1,324,575
Total Common Stocks
(Cost $92,733,113)			$113,695,101

Short-Term Investments (14.0%)
Money Market Fund (14.0%)
Dreyfus Treasury Securities Cash Management - Institutional Class, 2.51% (c)
Total Short-Term Investments
(Cost $18,482,207)		18,482,207	$18,482,207

Total Investments (100.1%)
(Cost $111,215,320)			132,177,308
Liabilities in Excess of Other Assets (-0.1%)			(178,921)
Net Assets (100.0%)			$131,998,387

Percentages are stated as a percent of net assets.
Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)		Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $1,425,120.
(c)	Rate shown is the seven day yield as of September 30, 2022.
(d)
Affiliated security. Needham Aggressive Growth Fund owned 5% or more of the voting securities of the following company during the three months ended September 30, 2022. As a result, this company is deemed to be an affiliate of Needham Aggressive Growth Fund as defined by the 1940 Act.

ADR	American Depositary Receipt
	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

Distribution of investments by country or territory of incorporation, as a percentage of Total Investments, is as follows:
	Country	Long
	United States^	91.6%
	Israel	3.9%
	France	1.8%
	Cayman Islands	1.1%
	Netherlands	0.9%
	Canada	0.3%
	Taiwan	0.2%
	Germany	0.2%
	Total	100.0%

^	United States allocation includes Short-Term Investment-Money Market Fund of 14.0%

	Top Ten Holdings*
	(as a % of total investments, as of September 30, 2022)

	Security		% of Total Investments	Market Value
	PDF Solutions, Inc.	PDFS	6.50%	8,585,500
	Vicor Corp.	VICR	4.74%	6,261,448
	KVH Industries, Inc.	KVHI	4.60%	6,073,675
	Entegris, Inc.	ENTG	3.93%	5,188,750
	Nova, Ltd.	NVMI	3.87%	5,118,000
	Apple, Inc.	AAPL	3.08%	4,076,900
	Vishay Precision Group, Inc.	VPG	3.03%	4,009,445
	Smith-Midland Corp.	SMID	2.96%	3,908,175
	Super Micro Computer, Inc.	SMCI	2.71%	3,579,550
	Photronics, Inc.	PLAB	2.49%	3,289,500

	Top Ten Holdings = 37.90 of Total Investments†

*	Current portfolio holdings may not be indicative of future portfolio holdings.
†	Percentage of total investments less cash.

	Top Ten Holdings*
	(as a % of net assets, as of September 30, 2022)

	Security		% of Net Assets	Market Value
	PDF Solutions, Inc.	PDFS	6.50%	8,585,500
	Vicor Corp.	VICR	4.74%	6,261,448
	KVH Industries, Inc.	KVHI	4.60%	6,073,675
	Entegris, Inc.	ENTG	3.93%	5,188,750
	Nova, Ltd.	NVMI	3.88%	5,118,000
	Apple, Inc.	AAPL	3.09%	4,076,900
	Vishay Precision Group, Inc.	VPG	3.04%	4,009,445
	Smith-Midland Corp.	SMID	2.96%	3,908,175
	Super Micro Computer, Inc.	SMCI	2.71%	3,579,550
	Photronics, Inc.	PLAB	2.49%	3,289,500

	Top Ten Holdings = 37.95% of Net Assets

*	Current portfolio holdings may not be indicative of future portfolio holdings.

	Sector Weightings*
	(as a % of net investments, as of September 30, 2022)
	Sector	Long*		(Short)(1)	Total(1)(2)
	Cash	14.0%		–	14.0%
	Communication Services	0.2%		–	0.2%
	Consumer Discretionary	4.3%%		–	4.3%
	Consumer Staples	0.8%		–	0.8%
	Energy	1.1%		–	1.1%
	Financials	2.1%		–	2.1%
	Health Care	6.0%		–	6.0%
	Industrials	16.7%		–	16.7%
	Information Technology	47.9%		–	47.9%
	Materials	6.5%		–	6.5%
	Real Estate	0.4%		–	0.4%

*	Current portfolio holdings may not be indicative of future portfolio holdings.
(1)	Percentage of total investments includes all stocks, plus cash minus all short positions.
(2)	Total represents the difference between the long exposure and the short exposure, which produces the net exposure.